Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENT [Abstract]
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

		As of June 30,
Items	Fair value hierarchy	2013	2014
		RMB	RMB
Restricted cash	Significant Other Observable Inputs (Level 2)	10,757	—
Time deposits and restricted time deposits	Significant Other Observable Inputs (Level 2)	332,340	141,393
Restricted cash—non-current	Significant Other Observable Inputs (Level 2)	4,115	8,024
Restricted time deposits—non-current	Significant Other Observable Inputs (Level 2)	187,110	351,872
Interest rate swap agreement	Significant Other Observable Inputs (Level 2)	—	(33)

Total:		534,322	501,256